Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect a reduction in the contingent deferred sales charge (CDSC) imposed upon certain redemptions of the Funds' Class A Shares; and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                             Established Value Fund
                               Special Value Fund
                         Small Company Opportunity Fund
                               Focused Growth Fund

                        Supplement dated October 27, 2005
        To the Prospectus dated March 1, 2005, as revised April 12, 2005


1.       Class A Shares of All Funds:


         The following modifies the footnotes to the Fund Expense tables, and all other references in the Prospectus regarding the contingent deferred sales charge (CDSC) imposed on certain redemptions of the Funds' Class A Shares.

         There is no initial sales charge on purchases of $1 million or more of Class A Shares of a Fund. Currently, a CDSC of 1.00% is imposed on redemptions of any such shares redeemed in the first year after purchase. Effective December 1, 2005, this CDSC will be reduced to 0.75%. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


2. On page 35, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:

         The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.


3. On page 38, under "Other Service Providers," replace the third paragraph with the following:

         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.


      For more information, please call the Victory Funds at 800-539-3863.



                                  VF-EQTY-SUPP2

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect changes in the location of the account application on the web site and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Federal Money Market Fund
                         Institutional Money Market Fund

                        Supplement dated October 27, 2005
                      To the Prospectus dated March 1, 2005



1. On page 14, in the chart below "How to Buy Shares," replace the information under "On the Internet" with the following:

         To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Mutual Funds, Account Application and Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


2. On page 19, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:

         The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.


3. On page 20, under "Other Service Providers," replace the third paragraph with the following:

         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.


      For more information, please call the Victory Funds at 800-539-3863.


                                 VF-FIMMF-SUPP1

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect a reduction in the contingent deferred sales charge (CDSC) imposed upon certain redemptions of the Funds' Class A Shares; and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                    Intermediate Income Fund (Core Bond Fund)
                                 Fund for Income

                          Supplement dated October 27,
                   2005 To the Prospectus dated March 1, 2005,
                           and revised April 12, 2005

1.       Class A Shares of the Funds:


         The following modifies the footnotes to the Fund Expense tables, and all other references in the Prospectus regarding the contingent deferred sales charge (CDSC) imposed on certain redemptions of the Funds' Class A Shares.


         There is no initial sales charge on purchases of $1 million or more of Class A Shares of a Fund. Currently, a CDSC of 1.00% is imposed on redemptions of any such shares redeemed in the first year after purchase. Effective December 1, 2005, this CDSC will be reduced to 0.75%. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


2. On page 23, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:


        The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.


3. On page 23, under "Other Service Providers," replace the third paragraph with the following:

         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.


      For more information, please call the Victory Funds at 800-539-3863.

                                  VF-TXFI-SUPP2

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect a reduction in the contingent deferred sales charge (CDSC) imposed upon certain redemptions of the Funds' Class A Shares; and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund

                            Supplement dated October
                    27, 2005 To the Prospectus dated March 1,
                         2005, as revised April 12, 2005


1.       Class A Shares of the Funds:


         The following modifies the footnotes to the Fund Expense tables, and all other references in the Prospectus regarding the contingent deferred sales charge (CDSC) imposed on certain redemptions of the Funds' Class A Shares.

         There is no initial sales charge on purchases of $1 million or more of Class A Shares of a Fund. Currently, a CDSC of 1.00% is imposed on redemptions of any such shares redeemed in the first year after purchase. Effective December 1, 2005, this CDSC will be reduced to 0.75%. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


2. On page 24, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:


         The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.


3. On page 25, under "Other Service Providers," replace the third paragraph with the following:


         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.



      For more information, please call the Victory Funds at 800-539-3863.

                                  VF-SPEC-SUPP2

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect changes in the location of the account application on the web site and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                             Prime Obligations Fund
                             Financial Reserves Fund
                        Gradison Government Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                        Supplement dated October 27, 2005
                      To the Prospectus dated March 1, 2005



1. On page 20, in the chart below "How to Buy Shares," replace the information under "On the Internet" with the following:

         To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Mutual Funds, Account Application and Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


2. On page 25, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:

         The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.


3. On page 26, under "Other Service Providers," replace the third paragraph with the following:

         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.



      For more information, please call the Victory Funds at 800-539-3863.


                                 VF-MMMF-SUPP1

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect changes in the location of the account application on the web site; a reduction in the contingent deferred sales charge (CDSC) imposed upon certain redemptions of the Funds' Class A Shares; and notification of the co-administration relationship between the Funds and Victory Capital Management Inc., and the co-administration relationship between the Funds and BISYS Fund Services Ohio, Inc. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund
                            Ohio Municipal Bond Fund

                      Supplement dated October 27, 2005 To
          the Prospectus dated March 1, 2005, as revised April 12, 2005


1. On page 16, in the chart below "How to Buy Shares," replace the information under "On the Internet" with the following:

         To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Mutual Funds, Account Application and Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


2.       Class A Shares of the Funds:

         The following modifies the footnotes to the Fund Expense tables, and all other references in the Prospectus regarding the contingent deferred sales charge (CDSC) imposed on certain redemptions of the Funds' Class A Shares.

         There is no initial sales charge on purchases of $1 million or more of Class A Shares of a Fund. Currently, a CDSC of 1.00% is imposed on redemptions of any such shares redeemed in the first year after purchase. Effective December 1, 2005, this CDSC will be reduced to 0.75%. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


3. On page 21, under "The Investment Adviser and Sub-Administrator," replace the heading as shown and the last paragraph with the following:

         The Investment Adviser and Co-Administrator

         Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' current Administrator, pays Victory Capital Management Inc. a fee at the annual rate of 0.04% of each Fund's average daily net assets for providing certain administrative services to the Funds. Effective November 1, 2005, the Board of Trustees of The Victory Portfolios (the "Trust") has approved an increase in the fee payable to Victory Capital Management Inc. for administrative services under a new Co-Administration Agreement. Under the Co-Administration Agreement, the Trust will pay Victory Capital Management Inc. a fee at the annual rate of 0.058% on the first $10 billion in total assets in the Trust, and 0.055% on total Trust assets in excess of $10 billion, for providing certain administrative services to the Funds.

                                  VF-TEFI-SUPP1

4. On page 22, under "Other Service Providers," replace the third paragraph with the following:

         Effective November 1, 2005, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, will serve as co-administrator to the Funds.




      For more information, please call the Victory Funds at 800-539-3863.

                                  VF-TEFI-SUPP1